Employee benefits (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Employee benefits
Gratuity payable	₨ 26		₨ 47	₨ 25
Compensated absences	164		154	135
Non-current provisions for employee benefits	₨ 190	$ 2	₨ 201	₨ 160